Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
JPMorgan Diversified Return Europe Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Diversified Return Europe Currency Hedged ETF<br/>Ticker: JPEH
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of Shares in other investment companies, including affiliated money market funds, mutual funds, exchange-traded funds (ETFs) and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (Expenses that you pay each year as a percentage of the value <br/>of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/22
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and the exchange-traded fund in which the Fund principally invests, the JPMorgan Diversified Return Europe Equity ETF (the Underlying Fund), pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (the Underlying Index). The Underlying Index has been developed to represent European stock performance, with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities across developed Europe selected to represent a diversified set of factor characteristics, as described below. The Fund’s adviser is a sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE Russell, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the FTSE Developed Europe Index, a broader FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. Through diversification, the Underlying Index is designed to more evenly distribute risk across sectors and individual securities. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to attempt to balance risk across sectors in the overall portfolio. The Underlying Index is diversified across the following sectors: basic materials, consumer goods, consumer services, financials, health care, industrials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum, and quality. The Underlying Index is designed so that each of the individual characteristics is given equal input in security selection. Over time, the factors will have varying degrees of influence on the performance of the Underlying Index. As of September 28, 2018, the market capitalizations of the companies in the Underlying Index ranged from $2 billion to $252 billion. The Fund principally invests in the JPMorgan Diversified Return Europe Equity ETF (the Underlying Fund) and forward foreign currency contracts. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

UNDERLYING INDEX CHARACTERISTICS

Value — Targets equity securities with attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield.

Momentum – A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their sector peers over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.

Quality – Targets equity securities with higher quality characteristics relative to their sector peers as measured by profitability, earnings quality and solvency/financial risk.

Currently, the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund, which is a passive fund investing in the same securities held in the Underlying Index, but the Underlying Fund does not include the currency hedge component. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index (including indirect investments through the Underlying Fund). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund will invest in European equity securities (including through the Underlying Fund) and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency fluctuations and may invest in depositary receipts representing securities included in the Underlying Index (including through the Underlying Fund). “Assets” means net assets, plus the amount of borrowing for investment purposes.

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The adviser uses a “representative sampling” index strategy to manage the Fund. In representative sampling, securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities, but the Fund does not hold all the constituent securities. It allows the Fund to hold a significant number of the constituent securities of its Underlying Index (through the Underlying Fund), but the Fund may not track its Underlying Index with the same degree of accuracy as would an investment vehicle replicating the Underlying Index.

The Underlying Index applies a one month forward rate to the total value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a “hedge” against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are rising relative to the U.S. dollar.

In order to attempt to track the “hedging” component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts which may include both physically settled forward contracts and non-deliverable forward contracts (NDFs). These contracts are designed to offset the Fund’s exposure to the currencies represented in the Underlying Index. Consistent with the Underlying Index, the “hedging component” for the Fund will be reset on a monthly basis. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund may use NDFs to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The Fund’s exposure to foreign currency forward contracts and NDFs is based on the aggregate exposure of the Fund to the currencies represented in the Underlying Index.

Due to fluctuation in asset values, the currency hedge, which is set at the beginning of the month, will not be fully replicated during the month. As a result, the Fund may hold up to 20% of its Assets in cash or short-term investments, such as shares of a JPMorgan money market fund, if Shares are created during the month.

		To the extent that the securities in the Underlying Fund’s underlying index are concentrated in one or more industries or groups of industries, the Underlying Fund may concentrate in such industries or groups of industries.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s NAV, market price, performance and ability to meet its investment objective.

Investments in the Underlying Fund Risk. The Fund invests in the Underlying Fund as part of its primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the Underlying Fund. Shareholders will indirectly bear the expenses charged by the Underlying Fund. Because the Fund’s adviser or its affiliates provide services to and receive fees from the Underlying Fund, the Fund’s investments in the Underlying Fund benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of the Underlying Fund. As a result, the Fund’s investments in the Underlying Fund may create a conflict of interest.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Foreign Securities Risk. Investments in foreign currencies and foreign issuers (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Hedging Risk. The Fund enters into foreign currency forward contracts, including NDFs, to attempt to minimize the impact of changes in the currency exposure of the Underlying Fund against the U.S. dollar. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations between the currencies represented in the Underlying Index and the U.S. dollar. To the extent the Fund’s hedging contracts are not successful, the U.S. dollar value of an investment in the Fund may go down. Because the currency hedge is reset on a monthly basis, currency risk can develop intra-month. Specifically, because no changes in the currency hedge in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes to the Underlying Index, changes in the value of the non-U.S. currencies represented in the Underlying Index against the U.S. dollar during the month may impact the ability of the Fund to provide an effective hedge or to track the performance of the Underlying Index. While the Underlying Index is designed to hedge currency rate exposure of the equity positions, it is possible that a degree of exposure may remain even at the time of rebalance. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies rise or remain unchanged. When foreign currencies rise or remain unchanged relative to the U.S. dollar, an unhedged investment in the same equity securities will outperform the Fund.

The Fund may use NDFs to execute its currency hedging transactions. NDFs on currencies are often less liquid than deliverable foreign currency forward contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended.

Currency Risk. Because the Fund’s and the Underlying Fund’s NAVs are determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities or entering into forward contracts, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a fund investing in foreign securities. The Fund’s return also may not track the return of the Underlying Index if its currency hedging strategy is not successful. In addition, the Fund’s return may differ from the return of its Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Underlying Fund’s valuation of a security at the time of calculation of the Underlying Fund’s NAV) and the inability of the Underlying Fund to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

Because the Fund uses a representative sampling strategy (or when the Underlying Fund does so), the Fund may not be as well correlated with the return of the Underlying Index as when the Fund or the Underlying Fund purchases all of the securities in its underlying index in the proportions in which they are represented in its underlying index. To the extent the Underlying Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of its underlying index is not based on fair value prices), the Fund’s ability to track the performance of the Underlying Index may be adversely affected.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund and the Underlying Fund are not “actively” managed. Therefore, the Fund and the Underlying Fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from its underlying index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund (and the Underlying Fund) will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. Because the Fund uses a representative sampling approach (or when the Underlying Fund does so), the Fund will hold (directly or through the Underlying Fund) a smaller number of securities than are in the Fund’s or Underlying Fund’s index or will not match the Underlying Index’s hedging strategy exactly. As a result, an adverse development respecting an issuer of securities held by the Underlying Fund could result in a greater decline in the Fund’s NAV than would be the case if the Underlying Fund held all of the securities in its underlying index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Underlying Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. The Fund (and the Underlying Fund) may use derivatives, primarily foreign currency forward contracts (and futures for the Underlying Fund). Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase to the extent the Underlying Fund invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund (including through the Underlying Fund) may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund (including through the Underlying Fund) may increase the relative emphasis of investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (net of foreign withholding taxes), JP Morgan Diversified Factor Europe Equity Index (net of foreign withholding taxes) and FTSE Developed Europe Index (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-457-6383 (844-4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2017	6.87%
Worst Quarter	4th quarter, 2017	1.86%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS<br/>(For periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
JPMorgan Diversified Return Europe Currency Hedged ETF | JPMorgan Diversified Return Europe Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.38%	[1]
1 Year	rr_ExpenseExampleYear01	$ 39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	1,180
1 Year	rr_ExpenseExampleNoRedemptionYear01	39
3 Years	rr_ExpenseExampleNoRedemptionYear03	122
5 Years	rr_ExpenseExampleNoRedemptionYear05	320
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,180
2017	rr_AnnualReturn2017	16.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.86%
Past 1 Year	rr_AverageAnnualReturnYear01	16.02%
Life of Fund	rr_AverageAnnualReturnSinceInception	14.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
JPMorgan Diversified Return Europe Currency Hedged ETF | Return After Taxes on Distributions | JPMorgan Diversified Return Europe Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
JPMorgan Diversified Return Europe Currency Hedged ETF | Return After Taxes on Distributions and Sale of Fund Shares | JPMorgan Diversified Return Europe Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
JPMorgan Diversified Return Europe Currency Hedged ETF | JP Morgan Diversified Factor Europe Currency Hedged (USD) Index (net of foreign withholding taxes) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.13%
JPMorgan Diversified Return Europe Currency Hedged ETF | JP Morgan Diversified Factor Europe Equity Index (net of foreign withholding taxes) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	14.52%
JPMorgan Diversified Return Europe Currency Hedged ETF | FTSE Developed Europe Index (net of foreign withholding taxes) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.78%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.45%

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.38% of the average daily net assets. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/28/22, at which time the adviser and/or its affiliates will determine whether to renew or revise them.